TAXATION - Components of income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income (loss) before income tax expense
Income from China operations	¥ 9,143,316		¥ 10,550,583	¥ 2,936,269
Loss from non-China operations	(2,273,247)		(2,666,588)	(2,643,979)
Income before income tax expense	6,870,069	$ 941,197	7,883,995	292,290
Income tax expense from China operations
Current income tax expense	2,595,844		2,243,600	1,275,779
Deferred tax expense (benefit)	223,235		(273,191)	237,615
Income tax expense from China operations	2,819,079		1,970,409	1,513,394
Income tax expense (benefit) from non-China operations	(27,190)		23,982	176,180
Total income tax expense	¥ 2,791,889	$ 382,487	¥ 1,994,391	¥ 1,689,574